Kellner Merger Fund
Schedule of Investments
at September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 53.9%
	Administrative and Support Services - 0.8%
12,500	CoreLogic, Inc.	$845,875

	Broadcasting (except Internet) - 0.6%
148,000	Central European Media Enterprises Ltd. (a)(b)	620,120

	Chemical Manufacturing - 9.2%
22,000	Aimmune Therapeutics, Inc. (a)	757,900
55,500	Akcea Therapeutics, Inc. (a)	1,006,770
45,800	Immunomedics, Inc. (a)(c)	3,894,374
74,100	Momenta Pharmaceuticals, Inc. (a)	3,888,768
		9,547,812
	Clothing and Clothing Accessories Stores - 9.2%
82,300	Tiffany & Co. (c)	9,534,455

	Computer and Electronic Product Manufacturing - 3.3%
2,457	Analog Devices, Inc.	286,830
18,300	Varian Medical Systems, Inc. (a)	3,147,600
		3,434,430
	Credit Intermediation and Related Activities - 0.8%
1	Prosperity Bancshares, Inc.	52
27,538	Texas Capital Bancshares, Inc. (a)	857,258
		857,310
	Data Processing, Hosting, and Related Services - 0.3%
20,800	Bitauto Holdings Ltd. - ADR (a)	327,600

	General Merchandise Stores - 0.9%
119,400	Hudson Ltd. (a)(b)	907,440

	Hospitals - 1.6%
11,600	Livongo Health, Inc. (a)	1,624,580

	Insurance Carriers and Related Activities - 8.4%
68,800	National General Holdings Corp.	2,322,000
30,715	Willis Towers Watson plc (b)(c)	6,413,906
		8,735,906
	Merchant Wholesalers, Durable Goods - 0.5%
73,700	Fitbit, Inc. (a)	512,952

	Mining (except Oil and Gas) - 0.0%
2	Newmont Goldcorp Corp.	127

	Miscellaneous Manufacturing - 3.4%
116,600	Wright Medical Group NV (a)(b)	3,560,964

	Motion Picture and Sound Recording Industries - 0.3%
60,800	Cineplex, Inc. (a)(b)	329,216

	Professional, Scientific, and Technical Services - 1.1%
15,800	SINA Corp. (a)(b)	673,238
48,900	Sogou, Inc. - ADR (a)	434,721
		1,107,959
	Publishing Industries (except Internet) - 2.0%
70,000	Rosetta Stone, Inc. (a)	2,098,600

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.3%
105,242	E*TRADE Financial Corp. (c)	5,267,362
34,000	TD Ameritrade Holding Corp.	1,331,100
		6,598,462
	Transportation Equipment Manufacturing - 2.5%
34,900	Delphi Technologies plc (a)(b)	583,179
45,800	Navistar International Corp. (a)	1,994,132
		2,577,311
	Waste Management and Remediation Services - 2.7%
91,600	Advanced Disposal Services, Inc. (a)	2,769,068
	TOTAL COMMON STOCKS (Cost $56,135,713)	55,990,187

	REITs - 3.6%
	Real Estate - 3.6%
1	Digital Realty Trust, Inc.	147
2	Prologis, Inc.	201
112,100	Taubman Centers, Inc.	3,731,809
	TOTAL REITs (Cost $5,731,555)	3,732,157

	RIGHTS - 0.0%
	Chemical Manufacturing - 0.0%
9,100	Bristol-Myers Squibb Co. (a)	20,475
	TOTAL RIGHTS (Cost $19,383)	20,475

Contracts (100 Shares per Contract)
	PURCHASED OPTIONS - 0.0%
	Put Options - 0.0%
396	Principia Biopharma, Inc.
	Expiration: November 2020, Exercise Price: $90.00
	Notional amount: $0	-
	TOTAL PURCHASED OPTIONS (Cost $18,628)	-

Shares
	MONEY MARKET DEPOSIT ACCOUNT - 43.6%
45,232,702	U.S. Bank Money Market Deposit Account, 0.04% (d)	45,232,702
	TOTAL MONEY MARKET DEPOSIT ACCOUNT (Cost $45,232,702)	45,232,702

	Total Investments in Securities (Cost $107,137,981) - 101.1%	104,975,521
	Liabilities in Excess of Other Assets - (1.1)%	(1,104,418)
	NET ASSETS - 100.0%	$103,871,103

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2020.
ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 16.8%
	Administrative and Support Services - 1.4%
6,869	Teladoc Health, Inc. (a)	$1,505,959

	Computer and Electronic Product Manufacturing - 0.2%
3,900	Maxim Integrated Products, Inc.	263,679

	Credit Intermediation and Related Activities - 1.2%
28,402	Independent Bank Group, Inc.	1,254,800

	Insurance Carriers and Related Activities - 6.6%
33,172	Aon plc (b)	6,843,384

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.4%
36,846	The Charles Schwab Corp.	1,334,931
109,788	Morgan Stanley	5,308,250
		6,643,181
	Telecommunications - 0.4%
5,500	Acacia Communications, Inc. (a)	370,700

	Transportation Equipment Manufacturing - 0.6%
15,031	BorgWarner, Inc.	582,301
	TOTAL COMMON STOCKS (Proceeds $16,345,645)	17,464,004
	Total Securities Sold Short (Proceeds $16,345,645)	$17,464,004

(a)	Non-income producing security.
(b)	Foreign issued security.

Kellner Merger Fund
Schedule of Options Written
at September 30, 2020 (Unaudited)

Contracts (100 Shares per Contract)		Value
	CALL OPTIONS - 0.0%
90	Momenta Pharmaceuticals, Inc.
	Expiration: December 2020, Exercise Price: $55.00
	Notional amount: $472,320	$900
391	Principia Biopharma, Inc.
	Expiration: November 2020, Exercise Price: $100.00
	Notional amount: $0	-
26	Rosetta Stone, Inc.
	Expiration: December 2020, Exercise Price: $30.00
	Notional amount: $77,948	156
	TOTAL OPTIONS WRITTEN (Proceeds $16,910)	$1,056

Kellner Merger Fund
Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Kellner Merger Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support and Waste Management	$3,614,943	$-	$-	$3,614,943
Finance and Insurance	16,191,678	-	-	16,191,678
Health Care and Social Assistance	1,624,580	-	-	1,624,580
Information	3,375,536	-	-	3,375,536
Manufacturing	19,120,517	-	-	19,120,517
Mining, Quarrying, and Oil and Gas Extraction	127	-	-	127
Professional, Scientific, and Technical Services	1,107,959	-	-	1,107,959
Retail Trade	10,954,847	-	-	10,954,847
Total Common Stocks	55,990,187	-	-	55,990,187
Purchased Options
Put Options	-	-	-	-
Total Purchased Options	-	-	-	-
REITs	3,732,157	-	-	3,732,157
Right	20,475	-	-	20,475
Money Market Deposit Account	45,232,702	-	-	45,232,702
Total Investments in Securities	$104,975,521	$-	$-	$104,975,521

Liabilities:
Securities Sold Short	$17,464,004	$-	$-	$17,464,004
Written Options	$1,056	$-	$-	$1,056

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.